As filed with the Securities and Exchange Commission on November 4, 2009

Securities Act File No. 333-160742

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in the Declaration of Trust)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Title of securities being registered: Shares of beneficial interest, par value $0.01 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A – Combined Prospectus/Proxy Statement and Part B – Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on August 25, 2009.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article V

5.1. Indemnification. The Trust shall indemnify every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved or is threatened to become involved as a party or otherwise by virtue of his being or having been such a Covered Person and against amounts paid or incurred by him in settlement thereof.

The rights of indemnification herein provided shall be insured against by policies maintained by the Trust to the extent required by the Declaration, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

5.2. Disabling Conduct. Notwithstanding the provisions of Section 5.1, no Covered Person shall be entitled to indemnification for any liability to the Trust or its Shareholders with respect to any matter, unless there has been:

(a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of having engaged in willful malfeasance, bad faith, gross negligence or reckless disregard of duties (“Disabling Conduct”); or

(b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, made by either:

(i) a majority of a quorum of Trustees who are neither “interested persons” of the Trust, as defined in section 2(a)(19) of the 1940 Act, nor parties to the action, suit or proceeding (“Independent Non-Party Directors”); or

(ii) the then-current legal counsel to the Independent Directors or (ii) other legal counsel chosen by a majority of the Independent Directors (or if there are no Independent Directors with respect to the matter in question, by a majority of the Directors who are not “interested persons” of the Fund as defined in Section 2(a)(9) of the 1940 Act) and determined by them in their reasonable judgment to be independent, in a written opinion (“Independent Counsel”).

To the extent that any determination is required to be made as to whether a Covered Person engaged in Disabling Conduct, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the person or persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person engaged in Disabling Conduct.

5.3. Advancement of Fees. The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law if:

(a) the Trust receives a written undertaking by the Covered Person to reimburse the Trust if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met; and

(b) at least one of the following conditions has been met:

(i) the Covered Person has provided adequate security for his or her undertaking, or

(ii) the Trust has been insured against losses arising by reason of any lawful advances; or

(iii) a majority of a quorum of the Independent Non-Party Directors, or Independent Counsel in a written opinion has concluded, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Covered Person ultimately will be found entitled to indemnification.

5.4. Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.

5.5. Amendments and Modifications. In no event will any amendment, modification or change to the provisions of these Bylaws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Article V hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the Bylaws.

5.6. Reliance on Records and Experts. In addition to any provisions set forth in the Declaration, the Trustees may rely upon advice of counsel or other experts with respect to the meaning and operation of the Declaration, these By-Laws and their duties as Trustees thereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent registered public accounting firm and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into by the Trust or its officers or Trustees. The appointment, designation or identification of a Trustee as chair of the Trustees, a member or chair of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. In addition, no appointment, designation or identification of a Trustee as aforesaid shall affect in any way that Trustee’s rights or entitlement to indemnification or advancement of expenses. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

5.7. Definitions. As used in this Article V, the words “claim” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16.	Exhibits

Ex. Number	Description

1(a)	—	Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

(b)	—	Amendment to Declaration of Trust. Incorporated herein by reference to Exhibit 1(c) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-67880) filed on October 3, 2001.

(c)	—	Amendment to Declaration of Trust dated October 15, 2001. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(d)	—	Amendment to Declaration of Trust dated September 10, 2002. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(e)	—	Amendment to Declaration of Trust dated December 31, 2003. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(f)	—	Amendment to Declaration of Trust dated January 27, 2004. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(g)	—	Amendment to Declaration of Trust dated March 28, 2006. Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(h)	—	Amendment to Declaration of Trust dated December 7, 2006. Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(i)	—	Amendment to Declaration of Trust dated April 4, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(j)	—	Amendment to Declaration of Trust dated May 15, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(k)	—	Amendment to Declaration of Trust dated August 28, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

2(a)	—	Amended and restated Bylaws dated March 4, 2008. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 2009.

(b)	—	Amendment to the Bylaws dated May 26, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

3	—	None

4	—	Form of Agreement and Plan of Reorganization by and between SunAmerica Equity Funds, on behalf of SunAmerica Value Fund, and SunAmerica Focused Series, Inc., on behalf of Focused Large-Cap Value Portfolio (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).

5	—	Instruments Defining the Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

6(a)	—	Investment Advisory and Management Agreement. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(b)	—	Investment Advisory and Management Agreement dated January 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(c)	—	Subadvisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo”) and American International Group Global Investment Corp. (“AIGGIC”). Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 16, 2001.

(d)	—	Amendment to Subadvisory Agreement between SAAMCo and AIGGIC, dated May 1, 2006. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(e)	—	Amendment to Subadvisory Agreement between SAAMCo and AIGGIC, dated August 27, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

7(a)	—	Distribution Agreement. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 29, 1999.

(b)	—	Form of Selling Agreement. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

8(a)	—	Directors’/Trustees’ Retirement Plan, as amended. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(b)	—	Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 2009.

9	—	Master Custodian Agreement. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 24, 2006.

10(a)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(b)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(c)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to Post-Effective Amendment
No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(d)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(e)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(f)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(g)	—	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 30, 2002.

11	—	Opinion and consent of Bingham McCutchen LLP, counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

12	—	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant.*

13(a)	—	Transfer Agency and Service Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

(b)	—	Amendment to Transfer Agency & Service Agreement dated July 5, 2006. Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(c)	—	Service Agreement, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

(d)	—	Form of Administrative and Shareholder Services Agreement. Incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 31 to AIG SunAmerica Style Select Series, Inc.’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 2, 2001.

14(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

(b)	—	Consent of Ernst & Young LLP, former independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

(c)	—	Consent of Willkie Farr & Gallagher LLP. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

15	—	None.

16	—	Power of Attorney is included on signature page.

17(a)	—	Prospectus and Statement of Additional Information of SunAmerica Equity Funds, with respect to the SunAmerica Value Fund, dated January 28, 2009. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 2009.

(b)	—	Prospectus and Statement of Additional Information of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Value Portfolio, dated February 27, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 27, 2009.

(c)	—	Annual Report to Shareholders of SunAmerica Equity Funds, with respect to the SunAmerica Value Fund, for the fiscal year ended September 30, 2008. Previously filed on Form N-CSR (File No. 811-04801) on December 8, 2008 and incorporated herein by reference.

(d)	—	Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Value Portfolio, for the fiscal year ended October 31, 2008. Previously filed on Form N-CSR (File No. 811-07797) on January 9, 2009 and incorporated herein by reference.

(e)	—	Semi-Annual Report to Shareholders of SunAmerica Equity Funds, with respect to the SunAmerica Value Fund, for the fiscal period ended March 31, 2009. Previously filed on Form N-CSRS (File No. 811-04801) on June 8, 2009 and incorporated herein by reference.

(f)	—	Semi-Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Value Portfolio, for the fiscal period ended April 30, 2009. Previously filed on Form N-CSRS (File No. 811-07797) on July 8, 2009 and incorporated herein by reference.

(g)	—	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160742) filed on July 22, 2009.

*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 4th day of November, 2009.

SUNAMERICA EQUITY FUNDS
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Each person whose signature appears below hereby authorizes Peter A. Harbeck, Donna M. Handel, John T. Genoy, James Nichols, Gregory N. Bressler, Kathleen D. Fuentes, John E. McLean, Nori L. Gabert, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* (Peter A. Harbeck)	Trustee	November 4, 2009

/s/ Donna M. Handel (Donna M. Handel)	Treasurer (Principal Financial and Accounting Officer)	November 4, 2009

* (Jeffrey S. Burum)	Trustee	November 4, 2009

* (Samuel M. Eisenstat)	Trustee	November 4, 2009

* (Stephen J. Gutman)	Trustee	November 4, 2009

* (William F. Devin)	Trustee	November 4, 2009

* (Dr. Judith L. Craven)	Trustee	November 4, 2009

/s/ John Genoy (John Genoy)	President (Principal Executive Officer)	November 4, 2009

* (William J. Shea)	Trustee	November 4, 2009

*By:	/s/ John E. McLean John E. McLean, Attorney-in-Fact	November 4, 2009

SCHEDULE OF EXHIBITS

Ex. Number	Description

12	Final tax opinion and consent of Willkie Farr & Gallagher LLP.